Events After the Reporting Period (Details) kr / shares in Units, $ in Thousands, kr in Millions	Aug. 02, 2022 kr / shares shares	Jul. 07, 2022 DKK (kr) shares	Jun. 30, 2022 USD ($)	Jun. 07, 2022 kr / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issued share capital (in DKK) | $			$ 3,844			$ 3,755
Outstanding share capital (in DKK) | $			$ 20,150		$ 26,389	$ 32,437	$ 21,829	$ 27,799	$ 7,038
Par value per share | kr / shares				kr 1
Selling Shareholder Registration Statement | ADS
Disclosure of non-adjusting events after reporting period [line items]
Issuance of shares to third party		4,649,250
Number of shares per ADS		1
Aggregate proceeds | kr		kr 40.0
Executive Management Agreement
Disclosure of non-adjusting events after reporting period [line items]
Period within which new CEO is expected to join	6 months
Number of warrants to be granted	50,000
Par value per share | kr / shares	kr 1